Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxes:
Current taxes	€ 4,713	€ 5,631	€ 9,891
Net deferred taxes:
Net deferred taxes	(988)	(263)	(1,803)
Income tax expense	€ 3,725	€ 5,368	€ 8,088
Effective tax rate	57.40%	52.50%	36.70%
Italy
Current taxes:
Current taxes	€ (255)	€ 97	€ 1,920
Net deferred taxes:
Net deferred taxes	(1,433)	(137)	(2,191)
Tax effect of the use of tax-suspended reserves of net income	397
Foreign current income tax expense	116
Extraordinary contribution tax enacted			1,036
Foreign (outside Italy)
Net deferred taxes:
Tax effect of the release of a provision set aside to cover uncertainties in the application of tax rules	170
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	4,946	5,349	7,027
Net deferred taxes:
Net deferred taxes	294	(22)	713
Other subsidiaries | Foreign (outside Italy)
Current taxes:
Current taxes	22	185	944
Net deferred taxes:
Net deferred taxes	€ 151	€ (104)	€ (325)